UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

With copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York  10019

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2011

Item 1. Voting Record for The Singapore Fund, Inc. for the year ended June 30, 2011.

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief description of the matter voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	SMRT Corporation Ltd.	MRT SP	SG1I86884935	7/27/2010	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	Yes	Take no action	NA
2	Singapore Airlines Ltd.	SIA SP	SG1V61937297	7/27/2010	AGM & SGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	Yes	Take no action	NA
3	Singapore Telecommunications Ltd.	STE SP	SG1T75931496	7/30/2010	AGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
4	Noble Group Ltd.	NOBL SP	BMG6542T1190	9/17/2010	SGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
5	Singapore Exchange Ltd.	SGX SP	SG1J26887955	10/7/2010	SGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
6	Olam International Ltd.	OLAM SP	SG1Q75923504	10/28/2010	AGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
7	Ezra Holdings Ltd.	EZRA SP	SG1O34912152	12/13/2010	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
8	OSIM International Ltd.	OSIM SP	SG1I88884982	3/18/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
9	Oversea-Chinese Bank Ltd.	OCBC SP	SG1S04926220	4/12/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
10	City Developments Ltd.	CIT SP	SG1R89002252	4/15/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
11	Sembcorp Marine Ltd.	SMM SP	SG1H97877952	4/15/2011	AGM & SGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
12	Cosco Corp. (Singapore) Ltd.	COS SP	SG1S76928401	4/15/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
13	Jardine Cycle & Carriage Ltd.	JCNC SP	SG1B51001017	4/18/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
14	Keppel Corp. Ltd.	KEP SP	SG1U68934629	4/18/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
15	Sembcorp Ltd.	SCI SP	SG1R50925390	4/18/2011	AGM & SGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
16	Capitaland Ltd.	CAPL SP	SG1J27887962	4/19/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
17	Cambridge Industrial Trust	CREIT SP	SG1T70931228	4/21/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
18	Wilmar International Ltd.	WIL SP	SG1T56930848	4/25/2011	AGM & SGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
19	Indofood Agri Resources Ltd.	IFAR SP	SG1U47933908	4/25/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
20	Genting Singapore Ltd.	GENS SP	GB0043620292	4/25/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
21	Midas Holdings Ltd.	MIDAS SP	SG1P73919000	4/26/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
22	CDL Hospitality Trusts	CDREIT SP	SG1T66931158	4/26/2011	AGM - Declare Dividend, Reappoint KPMG LLP as Auditors & Rights issue	By company	No	Take no action	NA
23	Yangzijiang Shipbuilding Holdings Ltd.	YZJ SP	SG1U76934819	4/26/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
24	Noble Group Ltd.	NOBL SP	BMG6542T1190	4/26/2011	AGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA
25	United Overseas Bank Ltd.	UOB SP	SG1M31001969	4/26/2011	AGM & SGM - Declare Dividend, Re-elect Directors & Purchase of shares	By company	No	Take no action	NA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ John J. O’Keefe
Name: John J. O’Keefe
Title: Principal Executive Officer

Date:	July 8, 2011